Acquisitions and Divestitures - Fairfax Africa transaction with Helios Holdings Limited (Details) - USD ($) $ in Millions	Aug. 19, 2021	Dec. 08, 2020	Dec. 07, 2020
Non-insurance companies.
Acquisitions and Divestitures
Net gain on investments	$ 85.7
Helios Fairfax Partners Corporation
Acquisitions and Divestitures
Net gain on investments		$ (61.5)
Fairfax Africa | Non-insurance companies. | Helios Fairfax Partners Corporation
Acquisitions and Divestitures
Net gain on investments		$ (61.5)
Fairfax Africa | Helios Fairfax Partners Corporation | Non-insurance companies.
Acquisitions and Divestitures
Percentage of interests acquired			32.30%
Helios Holding Limited | Fairfax Africa
Acquisitions and Divestitures
Percentage of interests acquired		45.90%
Helios Holding Limited | Fairfax Africa | Atlas Mara Limited
Acquisitions and Divestitures
Percentage of interests acquired			42.30%
Consideration paid			$ 40.0